INCOME TAXES (Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of the Netherlands, net of $0, $0 and $1,125 in income tax benefit (expense) related to prior period income tax positions in 2015, 2014 and 2013, respectively	$ (110)	$ (107)	$ 1,057
Total current income tax benefit (expense)	$ (110)	$ (107)	$ 1,057
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	$ (39)	$ 17	$ (31)
Total income tax benefit (expense)	(149)	(90)	1,026
Income tax benefit (expense) related to prior period income tax positions	$ 0	$ 0	$ 1,125